Background - Statements of Operations Restated (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net Sales	$ 711.7	$ 730.4	$ 968.2	$ 996.7	$ 1,072.1
Cost of goods sold	(392.9)	(381.6)	(516.6)	(553.7)	(570.8)
Gross Profit	318.8	348.8	451.6	443.0	501.3
Selling, general and administrative expenses	(202.8)	(180.3)	(239.5)	(218.8)	(272.7)
Amortization of intangible assets	(9.4)	(9.4)	(12.6)	(12.7)	(12.6)
Impairment of goodwill and other intangible assets	0	(32.1)	(566.5)	(19.4)	0
Other operating expenses, net	(0.6)	(1.1)	(1.6)	(1.3)	(0.8)
Operating Profit (Loss)	106.0	125.9	(368.6)	190.8	215.2
Intercompany interest expense			(51.5)	(51.5)	(58.3)
Other Nonoperating Income (Expense)	1.6	(5.8)
Loss on sale of receivables	3.3	8.7
Equity in earnings of partnership	0	0	4.2	2.2	0
(Loss) Earnings before Income Taxes	63.4	81.5	(430.6)	141.5	156.9
Income tax benefit (provision)	(24.3)	(26.2)	6.3	(49.5)	(55.8)
Net (Loss) Earnings	39.1	55.3	(424.3)	92.0	101.1
Basic and Diulted Earings per Share			$ (12.33)	$ 2.67	$ 2.94
Previously Reported
Net Sales			968.2
Cost of goods sold			(516.6)
Gross Profit			451.6
Selling, general and administrative expenses			(239.5)
Amortization of intangible assets			(12.6)
Impairment of goodwill and other intangible assets			(503.5)
Other operating expenses, net			(1.6)
Operating Profit (Loss)			(305.6)
Intercompany interest expense			(51.5)
Other Nonoperating Income (Expense)			(1.7)
Loss on sale of receivables			(13.0)
Equity in earnings of partnership			4.2
(Loss) Earnings before Income Taxes			(367.6)
Income tax benefit (provision)			6.3
Net (Loss) Earnings			(361.3)
Basic and Diulted Earings per Share			$ (10.50)
Restatement Adjustment
Net Sales			0
Cost of goods sold			0
Gross Profit			0
Selling, general and administrative expenses			0
Amortization of intangible assets			0
Impairment of goodwill and other intangible assets			(63.0)
Other operating expenses, net			0
Operating Profit (Loss)			(63.0)
Intercompany interest expense			0
Other Nonoperating Income (Expense)			0
Loss on sale of receivables			0
Equity in earnings of partnership			0
(Loss) Earnings before Income Taxes			(63.0)
Income tax benefit (provision)			0
Net (Loss) Earnings			$ (63.0)
Basic and Diulted Earings per Share			$ (1.83)